Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026
Leasehold improvements {Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Net Residual Value Rate	5.00%
Office equipment & furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Net Residual Value Rate	5.00%
Office equipment & furniture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Office equipment & furniture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years
Motor Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Net Residual Value Rate	5.00%
Motor Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Motor Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years